Debt - Liabilities in financing activities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities in financing activities
Liabilities in financing activities at beginning of year	kr 301,463	kr 305,313
Changes in liabilities arising from financing activities
Cash flow	20,540	(12,505)
Exchange rate difference	25,484	14,999
Unrealized changes in fair value	(18,188)	(6,345)
Accrued interest	1	1
Liabilities in financing activities at end of year	329,300	301,463
Senior debt
Liabilities in financing activities
Liabilities in financing activities at beginning of year	295,000	287,462
Changes in liabilities arising from financing activities
Cash flow	10,793	(10,958)
Exchange rate difference	33,075	22,588
Unrealized changes in fair value	(12,598)	(4,092)
Liabilities in financing activities at end of year	326,270	295,000
Lease liability
Liabilities in financing activities
Liabilities in financing activities at beginning of year	153	19
Changes in liabilities arising from financing activities
Cash flow	(23)	(24)
Exchange rate difference	0
Unrealized changes in fair value	16	157
Accrued interest	1	1
Liabilities in financing activities at end of year	147	153
Derivatives, net
Liabilities in financing activities
Liabilities in financing activities at beginning of year	6,310	17,832
Changes in liabilities arising from financing activities
Cash flow	9,770	(1,523)
Exchange rate difference	(7,591)	(7,589)
Unrealized changes in fair value	(5,606)	(2,410)
Liabilities in financing activities at end of year	kr 2,883	kr 6,310